UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

     Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut     November 14, 2011
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              26
                                               -------------

Form 13F Information Table Value Total:           $2,004,083
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGILENT TECHNOLOGIES INC     COM              00846U101   92,717 2,966,931 SH       SOLE                2,966,931
AMAZON COM INC               COM              023135106   94,772   438,293 SH       SOLE                  438,293
AMERISOURCEBERGEN CORP       COM              03073E105   61,595 1,652,666 SH       SOLE                1,652,666
ANADARKO PETE CORP           COM              032511107   29,715   471,296 SH       SOLE                  471,296
APPLE INC                    COM              037833100  157,191   412,229 SH       SOLE                  412,229
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102   87,350 1,393,149 SH       SOLE                1,393,149
COVIDIEN PLC                 SHS              G2554F113   90,051 2,041,979 SH       SOLE                2,041,979
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100    2,814    87,504 SH       SOLE                   87,504
E M C CORP MASS              COM              268648102   60,520 2,883,290 SH       SOLE                2,883,290
FMC TECHNOLOGIES INC         COM              30249U101   51,836 1,378,628 SH       SOLE                1,378,628
GOOGLE INC                   CL A             38259P508  124,834   242,377 SH       SOLE                  242,377
GRIFOLS S A                  SPONSORED ADR    398438309   10,527 1,647,407 SH       SOLE                1,647,407
HOMEAWAY INC                 COM              43739Q100    2,522    75,000 SH       SOLE                   75,000
LAUDER ESTEE COS INC         CL A             518439104   72,052   820,260 SH       SOLE                  820,260
MONSANTO CO NEW              COM              61166W101  114,187 1,901,849 SH       SOLE                1,901,849
NEWS CORP                    CL A             65248E104  121,670 7,859,834 SH       SOLE                7,859,834
NOBLE ENERGY INC             COM              655044105   32,147   454,060 SH       SOLE                  454,060
PENN WEST PETE LTD NEW       COM              707887105   27,436 1,857,527 SH       SOLE                1,857,527
PIONEER NAT RES CO           COM              723787107   27,084   411,800 SH       SOLE                  411,800
PRICELINE COM INC            COM NEW          741503403   87,014   193,597 SH       SOLE                  193,597
RALPH LAUREN CORP            CL A             751212101  115,309   889,047 SH       SOLE                  889,047
SCHLUMBERGER LTD             COM              806857108  108,384 1,814,573 SH       SOLE                1,814,573
SPDR GOLD TRUST              GOLD SHS         78463V107  156,967   993,088 SH       SOLE                  993,088
SPDR GOLD TRUST              GOLD SHS         78463V107  142,254   900,000 SH  CALL SOLE                  900,000
VISA INC                     COM CL A         92826C839  106,500 1,242,413 SH       SOLE                1,242,413
VMWARE INC                   CL A COM         928563402   26,635   331,363 SH       SOLE                  331,363